Supplementary Balance Sheet Information	12 Months Ended
Dec. 31, 2021
Selected Statement of Operations Data [Abstract]
SUPPLEMENTARY BALANCE SHEET INFORMATION

NOTE 9 - SUPPLEMENTARY BALANCE SHEET INFORMATION

a.	Cash, cash equivalents and short-term bank deposits:

	December 31,
	2 0 2 1	2 0 2 0
	U.S. dollars in thousands

Cash	$4,182	$4,221
Cash eqivalents	-	4,039
Total cash and cash equivalents	$4,182	$8,260

Short-term bank deposits*	$14,071	$7,180

*	The average interest rate of short-term deposits is 0.73% and 1.27%, as of December 31, 2021 and 2020, respectively.

b.	Accounts receivable - other:

	December 31,
	2 0 2 1	2 0 2 0
	U.S. dollars in thousands

Government institutions	$55	$29
Employees	27	26
Interest receivable	24	23
Sundry	39	191
	$145	$269

c.	Accounts payable and accruals - other:

	December 31,
	2 0 2 1	2 0 2 0
	U.S. dollars in thousands

Payroll and related expenses	$946	$801
Government institutions	453	370
Accrued vacation pay	87	101
Accrued expenses and sundry	779	636
	$2,265	$1,908